Taxes - Schedule of Reconciles PRC Statutory Effective Tax Rate (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Reconciles PRC Statutory Effective Tax Rate [Abstract]
Taxed at PRC statutory tax rates	25.00%	25.00%	25.00%
Tax effect of income not taxable for tax purpose	0.00%	0.00%	0.00%
Tax effect of expenses not deductible for tax purpose	(0.00%)	(106.70%)	152.60%
Tax effect of different tax rate for operating in another jurisdiction	(2.40%)	(34.50%)	51.90%
Withholding tax	0.00%	(5.20%)	2462.80%
Valuation allowance	(12.20%)
Others	2.20%	33.30%	(208.00%)
Total provision for income taxes	12.60%	(88.10%)	2484.30%